Accrued expenses and other current liabilities (Details)	Dec. 16, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accrued expenses and other current liabilities
Fund attributable to institutional funding partners		¥ 129,963,039	$ 17,804,863	¥ 76,559,633
Accrued interest payable of Consolidated Trusts		9,246,536	1,266,770	37,714,338
Professional fee payable		14,689,968	2,012,517	38,682,222
Commission fee payable		248,760,119	34,079,997	142,115,583
Transaction cost payable		202,940,226	27,802,697	146,694,453
Share Repurchase Payable		245,113,010	33,580,345	0
Receipts in advance		16,680,512	2,285,221	73,188,645
Lease liabilities		¥ 12,732,875	$ 1,744,397	¥ 12,852,494
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Total accrued expenses and other current liabilities	Total accrued expenses and other current liabilities	Total accrued expenses and other current liabilities
Other accrued expenses		¥ 49,364,151	$ 6,762,861	¥ 47,919,895
Total accrued expenses and other current liabilities		¥ 929,490,436	$ 127,339,668	¥ 575,727,263
Repurchase price	$ 48,700,000